Shareholder Report, Line Graph (Details) 194928_Aristotle Pacific EXclusive Fund Series I_Class I_TSR Annual {Class I} - USD ($)		12 Months Ended
	Jun. 23, 2025	Mar. 31, 2026
Class I
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,381
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	$ 10,000	$ 10,393